FINANCIAL INSTRUMENTS AND RISKS (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investment securities	R$ 277.2	R$ 454.5
Derivatives – operational hedge	379.7	273.8
Total	656.9	728.3
Put options granted on subsidiaries	2,791.1	3,060.3
Other liabilities	272.6	333.7
Derivatives liabilities at fair value through profit and loss	2.3
Derivatives – operational hedge	760.8	729.4
Total	3,826.8	4,123.4
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment securities	277.2	454.5
Derivatives – operational hedge	53.4	57.0
Total	330.6	511.5
Put options granted on subsidiaries
Other liabilities
Derivatives liabilities at fair value through profit and loss	2.3
Derivatives – operational hedge	70.0	76.1
Total	72.3	76.1
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment securities
Derivatives – operational hedge	326.3	216.8
Total	326.3	216.8
Put options granted on subsidiaries
Other liabilities
Derivatives liabilities at fair value through profit and loss
Derivatives – operational hedge	690.8	653.3
Total	690.8	653.3
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investment securities
Derivatives – operational hedge
Total
Put options granted on subsidiaries	2,791.1	3,060.3
Other liabilities	272.6	333.7
Derivatives liabilities at fair value through profit and loss
Derivatives – operational hedge
Total	R$ 3,063.7	R$ 3,394.0